Annual Total Returns- Invesco STIC Prime Portfolio (Reserve) [BarChart] - Reserve - Invesco STIC Prime Portfolio - Reserve Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.07%	0.05%	0.07%	0.11%	0.20%	0.42%	1.03%	1.28%	0.15%